DERIVATIVE LIABILITIES - Schedule of estimation of the top-rights (Details)	12 Months Ended
	Aug. 31, 2022 $ / shares	Aug. 31, 2021 $ / shares
Disclosure of financial liabilities [line items]
Average exercise price (in CAD per share)	$ 2.77	$ 3.84
Forfeiture rate	0.10	0.10
Minimum
Disclosure of financial liabilities [line items]
Average exercise price (in CAD per share)	$ 0.60	$ 0.59
Risk free interest rate	3.15%	0.40%
Expected future volatility of Common Shares	70.00%	90.00%
Expected life	1 year 4 months 2 days	1 year 10 months 6 days
Maximum
Disclosure of financial liabilities [line items]
Average exercise price (in CAD per share)	$ 9.53	$ 9.64
Risk free interest rate	3.71%	0.76%
Expected future volatility of Common Shares	95.00%	110.00%
Expected life	5 years 1 month 13 days	4 years 1 month 28 days
WARRANTS
Disclosure of financial liabilities [line items]
Average exercise price	$ 2.50	$ 2.50
Risk free interest rate	0.0375	0.0046
Expected future volatility of Common Shares	0.7000	1.0500
Expected life	1 year 2 months 12 days	2 years 2 months 12 days
Forfeiture rate	0	0
PSUs
Disclosure of financial liabilities [line items]
Average exercise price	$ 0	$ 0
Risk free interest rate	0.0316	0.0092
Expected future volatility of Common Shares	0.9000	0.8500
Expected life	4 years 10 months 28 days	5 years 7 months 9 days
Forfeiture rate	0.25	0.25
RSUs
Disclosure of financial liabilities [line items]
Average exercise price	$ 0	$ 0
Risk free interest rate	0.0313	0.0088
Expected future volatility of Common Shares	0.8500	0.9000
Expected life	5 years 5 months 19 days	5 years 2 months 4 days
Forfeiture rate	0.06	0